Unaudited Consolidated Statement of Changes in Total Equity - 9 months ended Sep. 30, 2018 - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income	Non- controlling Interest
Beginning balance, units at Dec. 31, 2017			79,627	11,800
Beginning balance at Dec. 31, 2017	$ 1,931,423	$ 50,152	$ 1,539,248	$ 285,159	$ 4,479	$ 52,385
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	17,630	51	2,463	19,276		(4,160)
Other comprehensive income	15,637				13,679	1,958
Distributions declared	(53,419)	(683)	(33,460)	$ (19,276)
Dividends paid to non-controlling interest	(1,290)					(1,290)
Change in accounting policy (note 2)	2,739	41	$ 1,959			739
Equity based compensation, net of withholding tax, units			61
Equity based compensation, net of withholding tax of $0.7 million (note 14)	449	9	$ 440
Ending balance, units at Sep. 30, 2018			79,688	11,800
Ending balance at Sep. 30, 2018	$ 1,913,169	$ 49,570	$ 1,510,650	$ 285,159	$ 18,158	$ 49,632